EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFIT PLANS:
Schedule of amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	$(10,801)
Net actuarial loss	(3,956)
Net amount recognized in accumulated other comprehensive (gain) loss	$(14,757)

Schedule of changes in accumulated postretirement benefit obligation

	December 31
	2013	2012
Benefit obligation, beginning of year	$27,381	$26,108
Service cost	1,036	1,034
Interest cost	1,060	1,113
Plan amendments	(10,425)	—
Actuarial (gain)/loss	(9,734)	(520)
Benefits paid	(142)	(354)
Benefit obligation, end of year	$9,176	$27,381

Schedule of net periodic postretirement benefit cost

	2013	2012	2011
Service cost—benefits attributed to service during the period	$1,036	$1,034	$831
Interest cost on the accumulated postretirement benefit obligation	1,060	1,113	1,117
Net amortization	671	1,036	501
Net periodic postretirement benefit cost	$2,767	$3,183	$2,449